SHARE-BASED COMPENSATION - Schedule of Principal Weighted Assumptions (Details) - $ / shares		9 Months Ended	12 Months Ended
	May 06, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Exercise price (in CA $ per share)	$ 1.17	$ 2.11	$ 1.82	$ 1.17
Share price (in CA $ per share)	$ 19.73	$ 6.94	$ 21.86
Volatility (%)	40.00%	40.00%	40.00%
Risk-free interest rate (%)	1.40%	2.78%	1.16%
Expected option life (years)	7 years 6 months 29 days	7 years 6 months	7 years 6 months